Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations

The following table sets forth the Group’s contractual obligations as of June 30, 2026:

	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
	(Unaudited)
Short-term bank borrowings(i)	30,866	4,549	30,866	-	-	-
Loans from third parties	1,032	152	1,032	-	-	-
Operating lease liabilities(ii)	2,880	424	607	1,731	219	323
Litigation and settlement (iii)	21,857	3,221	21,857	-	-	-
Total	56,635	8,346	54,362	1,731	219	323

(i)	The Group’s short-term bank borrowings as of June 30, 2026 are discussed in Note 13. BANK BORROWINGS.

(ii)	The Group’s commitment for minimum lease payments under the remaining operating leases as of June 30, 2026 is discussed in Note 15. LEASES.

(iii)	The Group’s commitment for amounts payable under other current liabilities as of June 30, 2026 is discussed in Note 14. ACCRUED EXPENSES AND OTHER LIABILITIES.